UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):[ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NTV Asset Management, LLC
Address:  216 Brooks Street
          Suite 300
          Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karen Setterstrom
Title:  Chief Compliance Officer
Phone:  (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom    Charleston, West Virginia       February 5, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

    Form 13F File Number Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:5,501,839

Form 13F Information Table Value Total:$251,831
                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No. Form 13F File Number Name

                                               Form 13F INFORMATION TABLE



-----------------------------------------------------------------------------------------------------------------------
           Column 1                Column 2     Column 3  Column 4 Column 5  Column 6  Column 7     Column 8
-----------------------------------------------------------------------------------------------------------------------
                                                                                        OTHER
        NAME OF ISSUER             TITLE OF       CUSIP    VALUE   SHRS OR  INVESTMENT MANAGERS    VOTING AUTHORITY
                                    CLASS                 (x$1000) SH/PUT/  DISCRETION          -----------------------
                                                                   PRN AMT
                                                                   PRN CALL                     SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc                    Com 00846U101      863    24788       Sole         13938     10850
-----------------------------------------------------------------------------------------------------------------------
Apple Computer Inc                          Com 037833100      214     2525       Sole          2525         0
-----------------------------------------------------------------------------------------------------------------------
Anglo Amern PLC                             ADR 03485P102      343    14056       Sole         14056         0
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Holding LP         Unit Partn 01881G106      572     7115       Sole          6615       500
                                      LTD
-----------------------------------------------------------------------------------------------------------------------
Abbott Labs                                 Com 002824100      691    14203       Sole          4660      9543
-----------------------------------------------------------------------------------------------------------------------
Automatic Data Processing                   Com 053015103      757    15387       Sole         14512       875
-----------------------------------------------------------------------------------------------------------------------
Autodesk Inc                                Com 052769106     2044    50525       Sole         29225     21300
-----------------------------------------------------------------------------------------------------------------------
American Intl Group Inc                     Com 026874107     1990    27776       Sole         19726      8050
-----------------------------------------------------------------------------------------------------------------------
Akamai Technologies Inc                     Com 00971T101      563    10600       Sole         10600         0
-----------------------------------------------------------------------------------------------------------------------
Amgen Inc                                   Com 031162100     1948    28521       Sole         20964      7557
-----------------------------------------------------------------------------------------------------------------------
America Movil S A De C V             Spon ADR L 02364W105      403     8923       Sole           798      8125
-----------------------------------------------------------------------------------------------------------------------
Asia Pac Fd Inc                             Com 044901106      544    23900       Sole         21100      2800
-----------------------------------------------------------------------------------------------------------------------
Air Prods & Chems Inc                       Com 009158106     1054    15000       Sole             0     15000
-----------------------------------------------------------------------------------------------------------------------
American Express Co                         Com 025816109      474     7821       Sole          1410      6411
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corporation                 Com 060505104     2357    44155       Sole         36555      7600
-----------------------------------------------------------------------------------------------------------------------
Baxter Intl Inc                             Com 071813109      912    19660       Sole           800     18860
-----------------------------------------------------------------------------------------------------------------------
Biotech Holdrs Tr                      Depostry 09067D201      443     2415       Sole          2415         0
                                          Rcpts
-----------------------------------------------------------------------------------------------------------------------
BB&T Corp                                   Com 054937107    16479   375136     Shared        340459     34677
-----------------------------------------------------------------------------------------------------------------------
Black Hills Corp                            Com 092113109      452    12250       Sole             0     12250
-----------------------------------------------------------------------------------------------------------------------
Bellsouth Corp                              Com 079860102     1749    37145       Sole         27120     10025
-----------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co                     Com 110122108      829    31505       Sole         20405     11100
-----------------------------------------------------------------------------------------------------------------------
BP PLC                                Sponsored 055622104      916    13664       Sole          8920      4744
                                            ADR
-----------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc Del                 Cl B 084670207      586      160       Sole            24       136
-----------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos Inc                      Com 035229103      226     4605       Sole          3055      1550
-----------------------------------------------------------------------------------------------------------------------
Boston Properties Inc                       Com 101121101      339     3036       Sole          3036         0
-----------------------------------------------------------------------------------------------------------------------
Citigroup Inc                               Com 172967101     2527    45373       Sole         27192     18181
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Chubb Corp                                  Com 171232101      248     4700       Sole          1000      3700
-----------------------------------------------------------------------------------------------------------------------
Cerner Corp                                 Com 156782104     1383    30400       Sole         17850     12550
-----------------------------------------------------------------------------------------------------------------------
City Hldg Co                                Com 177835105      945    23122     Shared         17322      5800
-----------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                          Com 162813109      338     8425       Sole          8425         0
-----------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co                        Com 194162103      931    14272       Sole          8546      5726
-----------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                               Com 17275R102     1828    66898       Sole         40877     26021
-----------------------------------------------------------------------------------------------------------------------
CSX Corp                                    Com 126408103      775    22524       Sole           180     22344
-----------------------------------------------------------------------------------------------------------------------
Chevron Corp New                            Com 166764100     2070    28163       Sole         23343      4820
-----------------------------------------------------------------------------------------------------------------------
Dominion Res IncVa New                      Com 25746U109      628     7495       Sole          1940      5555
-----------------------------------------------------------------------------------------------------------------------
Du Pont E I De Nemours & Co                 Com 263534109      883    18147       Sole          4447     13700
-----------------------------------------------------------------------------------------------------------------------
Diamonds Tr                          Unit Ser 1 252787106     3980    31995       Sole         21570     10425
-----------------------------------------------------------------------------------------------------------------------
Disney Walt Co                              Com 254687106     1632    47650       Sole          3998     43652
-----------------------------------------------------------------------------------------------------------------------
Dow Chem Co                                 Com 260543103      990    24819     Shared          5869     18950
-----------------------------------------------------------------------------------------------------------------------
Duke Energy Corp New                        Com 26441C105      805    24260       Sole         12760     11500
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                           DJ Sel Div 464287168     2490    35210       Sole         29207      6003
                                            Inx
-----------------------------------------------------------------------------------------------------------------------
Ebay Inc                                    Com 278642103      467    15550       Sole         13400      2150
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                           MSCI Emerg 464287234     3278    28715       Sole         11710     17005
                                            Mkt
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                            MSCI Eafe 464287465     7424   101397       Sole         47766     53631
                                            Idx
-----------------------------------------------------------------------------------------------------------------------
Templeton  Emerging Mkts Fd                 Com 880191101      321    17575       Sole         14775      2800
-----------------------------------------------------------------------------------------------------------------------
EOG Res Inc                                 Com 26875P101      445     7130       Sole           250      6880
-----------------------------------------------------------------------------------------------------------------------
El Paso Corp                                Com 28336L109      229    15034       Sole             0     15034
-----------------------------------------------------------------------------------------------------------------------
Enterprise Prods Partners                   Com 293792107      715    24696       Sole         24696         0
-----------------------------------------------------------------------------------------------------------------------
Ishares Inc                          MSCI Japan 464286848     1852   130400       Sole         89500     40900
-----------------------------------------------------------------------------------------------------------------------
Ishares Inc                                MSCI 464286830      907    99700       Sole         84800     14900
                                       Malaysia
-----------------------------------------------------------------------------------------------------------------------
Ishares Inc                                MSCI 464286731      628    43300       Sole         32800     10500
                                         Taiwan
-----------------------------------------------------------------------------------------------------------------------
Ishares Inc                            MSCI EMU 464286608      258     2500       Sole          1500      1000
                                          Index
-----------------------------------------------------------------------------------------------------------------------
First Cmnty Bancshares Inc                  Com 31983A103      208     5269       Sole             0      5269
-----------------------------------------------------------------------------------------------------------------------
Federated Invs Inc PA                      Cl B 314211103     1689    50000       Sole             0     50000
-----------------------------------------------------------------------------------------------------------------------
Fiserv Inc                                  Com 337738108     2303    43935       Sole         24210     19725
-----------------------------------------------------------------------------------------------------------------------
Fresenius Med Care AG & Co            Sponsored 358029106      499    11250       Sole         10800       450
                                            ADR
-----------------------------------------------------------------------------------------------------------------------
Fortune Brands Inc                          Com 349631101      286     3352       Sole          3352         0
-----------------------------------------------------------------------------------------------------------------------
FPL Group Inc                               Com 302571104      521     9574       Sole          8474      1100
-----------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust               Com 32054K103     1526    32550       Sole         20300     12250
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                             FTSE Idx 464287184      863     7750       Sole          7250       500
                                      XNHUA
-----------------------------------------------------------------------------------------------------------------------
General Dynamics Corp                       Com 369550108     1206    16230       Sole           200     16030
-----------------------------------------------------------------------------------------------------------------------
General Electric Co                         Com 369604103     7887   211966       Sole        119048     92918
-----------------------------------------------------------------------------------------------------------------------
General Mls Inc                             Com 370334104      247     4300       Sole          1800      2500
-----------------------------------------------------------------------------------------------------------------------
Google Inc                                 Cl A 38259P508      835     1815       Sole          1635       180
-----------------------------------------------------------------------------------------------------------------------
Garmin Ltd                                  Ord G37260109      679    12200       Sole         12200         0
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                     Com 38141G104     1734     8702       Sole          5825      2877
-----------------------------------------------------------------------------------------------------------------------
Glaxosmithkline PLC                   Sponsored 37733W105     1479    28042       Sole         18042     10000
                                            Adr
-----------------------------------------------------------------------------------------------------------------------
Huntington Bancshares Inc                   Com 446150104      733    30882     Shared         30882         0
-----------------------------------------------------------------------------------------------------------------------
Health Care REIT Inc                        Com 42217K106     1066    24801       Sole         20201      4600
-----------------------------------------------------------------------------------------------------------------------
Health Care Ppty Invs Inc                   Com 421915109      318     8650       Sole          5500      3150
-----------------------------------------------------------------------------------------------------------------------
Home Depot Inc                              Com 437076102     2924    72813       Sole         48513     24300
-----------------------------------------------------------------------------------------------------------------------
Hawaiian Elec Industries                    Com 419870100      228     8400       Sole          8400         0
-----------------------------------------------------------------------------------------------------------------------
Hartford Finl Svcs Group Inc                Com 416515104     1471    15766       Sole         10091      5675
-----------------------------------------------------------------------------------------------------------------------
Heinz H J Co                                Com 423074103      557    12393       Sole         10793      1600
-----------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc                          Com 438516106     1059    23425       Sole         12725     10700
-----------------------------------------------------------------------------------------------------------------------
Hospitality Pptys Tr                 Com Sh Ben 44106M102      515    10850       Sole          3650      7200
                                            Int
-----------------------------------------------------------------------------------------------------------------------
HRPT Pptys Tr                    Com Sh Ben Int 40426W101      235    19100       Sole             0     19100
-----------------------------------------------------------------------------------------------------------------------
Hershey Co                                  Com 427866108      249     5000       Sole             0      5000
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                            NASDQ Bio 464287556     3160    40640       Sole         27840     12800
                                           Indx
-----------------------------------------------------------------------------------------------------------------------
International Business Machs                Com 459200101     2498    25715       Sole         16390      9325
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                          DJ US Utils 464287697      393     4375       Sole          4375         0
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                            Gldm Schs 464287523      843    13825       Sole         10500      3325
                                           Semi
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley India Invs Fd                Com 61745C105      360     7100       Sole          7100         0
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                           S&P MidCap 464287507     7576    94502       Sole         53365     41137
                                            400
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P Sml Cap 464287804     2938    44525       Sole         24535     19990
                                            600
-----------------------------------------------------------------------------------------------------------------------
Intel Corp                                  Com 458140100     1214    59989       Sole         22179     37810
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P Glb 100 464287572      901    12167       Sole          7998      4169
                                           Indx
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                             S&P 1500 464287150      375     2988       Sole          2670       318
                                          Index
-----------------------------------------------------------------------------------------------------------------------
ITT Corp New                                Com 450911102      244     4300       Sole             0      4300
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                              S&P 500 464287408     1548    20142       Sole          3435     16707
                                          Value
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                              S&P 500 464287200      804     5665       Sole          4292      1373
                                          Index
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                             S&P 500  464287309     3200    49304       Sole         10704     38600
                                           Grw
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                          Rssl Mcrcp  464288869      908    15550       Sole          5900      9650
                                           Idx
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                         Russell 2000 464287655     2718    34823       Sole         27272      7551
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                          Russell Mid 464287499     2141    21450       Sole          3750     17700
                                            Cap
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P Gbl Inf 464287291     1160    19900       Sole         15700      4200
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                                DJ US 464287754      642     9852       Sole          8150      1702
                                       Industrl
-----------------------------------------------------------------------------------------------------------------------
Nuveen Tax Adv Fltg Rate Fund               Com 6706EV102     1653   120550       Sole        113050      7500
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                           Com 478160104     5621    85145       Sole         40419     44726
-----------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co                        Com 46625H100      788    16335     Shared         10594      5741
-----------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc                            Cl A 50075N104      490    13738       Sole         10238      3500
-----------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partner             Ut Ltd 464550106      287     6000       Sole          6000         0
                                        Partner
-----------------------------------------------------------------------------------------------------------------------
Coca Cola Co                                Com 191216100     2409    49939       Sole         15204     34735
-----------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs              Com New 50540R409     2349    31975       Sole         28425      3550
-----------------------------------------------------------------------------------------------------------------------
L-3 Communications Hldgs Inc                Com 502424104     1079    13200       Sole         10575      2625
-----------------------------------------------------------------------------------------------------------------------
Lincoln Natl Corp Ind                       Com 534187109      495     7460       Sole          1611      5849
-----------------------------------------------------------------------------------------------------------------------
Lowes Cos Inc                               Com 548661107      323    10390       Sole          3176      7214
-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                           GS Corp Bd  464287242      294     2765       Sole          2135       630
                                             Fd
-----------------------------------------------------------------------------------------------------------------------
Lloyds TS Group PLC                   Sponsored  539439109     1611    35550       Sole         30150      5400
                                            ADR
-----------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solution              Com 01988P108      463    17175       Sole         15375      1800
-----------------------------------------------------------------------------------------------------------------------
Medtronic Inc                               Com 585055106     3040    56815       Sole         39589     17226
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc                      Com 590188108      914     9825       Sole          7775      2050
-----------------------------------------------------------------------------------------------------------------------
3M Co                                       Com 88579Y101      212     2728       Sole          1048      1680
-----------------------------------------------------------------------------------------------------------------------
Altria Group Inc                            Com 02209S103      581     6770       Sole          2620      4150
-----------------------------------------------------------------------------------------------------------------------
Motorola Inc                                Com 620076109     1251    60885       Sole         40035     20850
-----------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp                           Com 565849106      204     2208       Sole          1878       330
-----------------------------------------------------------------------------------------------------------------------
Microsoft Corp                              Com 594918104     4022   134698       Sole         83968     50730
-----------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp                             Com 626717102      320     6300       Sole             0      6300
-----------------------------------------------------------------------------------------------------------------------
Mylan Labs Inc                              Com 628530107      810    40630       Sole         33238      7392
-----------------------------------------------------------------------------------------------------------------------
National Oilwell Varco Inc                  Com 637071101      480     7850       Sole          6900       950
-----------------------------------------------------------------------------------------------------------------------
Novartis AG                           Sponsored 66987V109     1336    23275       Sole         19675      3600
                                            ADR
-----------------------------------------------------------------------------------------------------------------------
News Corp                                  Cl B 65248E203      399    17950       Sole         10450      7500
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Ishares Tr                           S&P 100 Fd 464287101     1448    21925       Sole         20500      1425
                                         Idx
-----------------------------------------------------------------------------------------------------------------------
Oracle Corp                                 Com 68389X105      373    21810       Sole          1810     20000
-----------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co Inc                    Com 729251108      229     5757       Sole          2537      3220
-----------------------------------------------------------------------------------------------------------------------
Pepsico Inc                                 Com 713448108     2350    37584       Sole         30094      7490
-----------------------------------------------------------------------------------------------------------------------
Pfizer Inc                                  Com 717081103     1473    56873       Sole         26838     30035
-----------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                         Com 742718109     5532    86080       Sole         33878     52202
-----------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust                     Water 73935X575     1003    54506       Sole         48800      5706
                                       Resource
-----------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust                  Val Line 73935X682      825    51650       Sole         46450      5200
                                          Time
-----------------------------------------------------------------------------------------------------------------------
Piedmont Nat Gas Inc                        Com 720186105      299    11195       Sole         11195         0
-----------------------------------------------------------------------------------------------------------------------
Praxair Inc                                 Com 74005P104      486     8200       Sole           236      7964
-----------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust                LX Nanotch 73935X633      598    34750       Sole         28100      6650
                                            Ptf
-----------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust                Dyn Netwkg 73935X815      645    36800       Sole         34300      2500
                                            Prt
-----------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                                Com 747525103      714    18903       Sole           400     18503
-----------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Tr                        Unit Ser 1 631100104     3636    84256       Sole         50920     33336
-----------------------------------------------------------------------------------------------------------------------
Rite Aid Corp                               Com 767754104      408    75090     Shared         75090         0
-----------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC                 Spons ADR 780259206     2150    30375       Sole         26175      4200
                                              A
-----------------------------------------------------------------------------------------------------------------------
Regions Financial Corp new                  Com 7591EP100      418    11201       Sole          8326      2875
-----------------------------------------------------------------------------------------------------------------------
RGC Res Inc                                 Com 74955L103      850    33562       Sole             0     33562
-----------------------------------------------------------------------------------------------------------------------
Donnelley R R & Sons Co                     Com 257867101     1088    30622       Sole         26822      3800
-----------------------------------------------------------------------------------------------------------------------
Rydex ETF Trust                      S&P 500 Eq 78355W106     1543    32600       Sole         10200     22400
                                            Trd
-----------------------------------------------------------------------------------------------------------------------
Raytheon Co                             Com New 755111507      422     8000       Sole             0      8000
-----------------------------------------------------------------------------------------------------------------------
Rio Tinto PLC                         Sponsored 767204100      255     1203       Sole             0      1203
                                            ADR
-----------------------------------------------------------------------------------------------------------------------
SEI Investments Co                          Com 784117103      660    11082       Sole         10732       350
-----------------------------------------------------------------------------------------------------------------------
Schering Plough Corp                        Com 806605101     1078    45617       Sole         16617     29000
-----------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                            Com 806857108     5517    87360       Sole         43160     44200
-----------------------------------------------------------------------------------------------------------------------
Sony Corp                               ADR New 835699307      297     6950       Sole          6950         0
-----------------------------------------------------------------------------------------------------------------------
Southern Co                                 Com 842587107      647    17570       Sole         15170      2400
-----------------------------------------------------------------------------------------------------------------------
SPDR Tr                              Unit Ser 1 78462F103     3916    27657       Sole         27207       450
-----------------------------------------------------------------------------------------------------------------------
Suncor Energy Inc                           Com 867229106      380     4825       Sole          2000      2825
-----------------------------------------------------------------------------------------------------------------------
Sysco Corp                                  Com 871829107     1264    34409       Sole         22884     11525
-----------------------------------------------------------------------------------------------------------------------
AT&T Inc                                    Com 00206R102     2125    59454       Sole         50754      8700
-----------------------------------------------------------------------------------------------------------------------
Teva Pharmaceuticals Inds Ltd               ADR 881624209     2028    65263       Sole         54063     11200
-----------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific Inc                Com 883556102      843    18625       Sole         17825       800
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Part S A              Spon ADR 879246106      335    22500       Sole         21500      1000
                                            Pfd
-----------------------------------------------------------------------------------------------------------------------
Price T Rowe Group Inc                      Com 74144T108      829    18950       Sole         18950         0
-----------------------------------------------------------------------------------------------------------------------
Texas Instrs Inc                            Com 882508104      366    12718       Sole          2918      9800
-----------------------------------------------------------------------------------------------------------------------
United Bankshares Inc WV                    Com 909907107     4058   105018     Shared         55026     49992
-----------------------------------------------------------------------------------------------------------------------
United Parcel Service Inc                  Cl B 911312106     1214    16203       Sole         10945      5258
-----------------------------------------------------------------------------------------------------------------------
United Technologies Corp                    Com 913017109     1199    19189       Sole         13788      5401
-----------------------------------------------------------------------------------------------------------------------
Varian Med Sys Inc                          Com 92220P105     2681    56375       Sole         38425     17950
-----------------------------------------------------------------------------------------------------------------------
Vornado Rlty Tr                      Sh Ben Int 929042109      326     2686       Sole          2186       500
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications                      Com 92343V104     1098    29501       Sole         18529     10972
-----------------------------------------------------------------------------------------------------------------------
Walgreen Co                                 Com 931422109     1043    22739       Sole         13375      9364
-----------------------------------------------------------------------------------------------------------------------
Waste Connections Inc                       Com 941053100      812    19549       Sole         17774      1775
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                        Com 949746101      389    10956       Sole          3856      7100
-----------------------------------------------------------------------------------------------------------------------
Washington Mut Inc                          Com 939322103     1005    22106       Sole         14505      7601
-----------------------------------------------------------------------------------------------------------------------
Waste Mgmt Inc Del                          Com 94106L109     2742    74580       Sole         46130     28450
-----------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc                         Com 931142103      542    11746       Sole          3756      7990
-----------------------------------------------------------------------------------------------------------------------
Wesbanco Inc                                Com 950810101     1363    40676     Shared         37256      3420
-----------------------------------------------------------------------------------------------------------------------
Wrigley Wm Jr Co                            Com 982526105      201     3903       Sole           375      3528
-----------------------------------------------------------------------------------------------------------------------
Wyeth                                       Com 983024100      333     6556     Shared          3781      2775
-----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                            Com 30231G102     9330   121759       Sole         75398     46361
-----------------------------------------------------------------------------------------------------------------------
Dentsply Intl Inc New                       Com 249030107     1617    54200       Sole         26350     27850
-----------------------------------------------------------------------------------------------------------------------
Yahoo Inc                                   Com 984332106      587    23000       Sole         15825      7175
-----------------------------------------------------------------------------------------------------------------------
Zimmer Hldgs Inc                            Com 98956P102     1165    14871       Sole         12486      2385
-----------------------------------------------------------------------------------------------------------------------
                                                            251831  5501839                  3525982   1975857
-----------------------------------------------------------------------------------------------------------------------